Exception Summary (Loan Grades)

Exception Type	Exception Grade	Exception	Open Exceptions	Cleared Exceptions	Cured Exceptions	Waived Exceptions	Unable to Clear Exceptions	Total
Credit	3	Collection Comments - Incomplete -	30	0	0	0	0	30
		Damaged Interior - Damage remains unresolved and no indication covered by insurance	11	0	0	0	0	11
		Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	10	0	0	0	0	10
		Cease and Desist Request Received From Mortgagor or 3rd Party	5	0	0	0	0	5
		Mortgagor Deceased - Not clear or no information on executor/heir	5	0	0	0	0	5
		RFD - Borrower Illness	5	0	0	0	0	5
		Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	2	0	0	0	0	2
		Delinquent Taxes - Sale occurred and loan is past redemption period; possible loss of lien	2	0	0	0	0	2
		Legal Description Issue - Mortgage contained incorrect legal and no actions to correct to date	2	0	0	0	0	2
		Environmental Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	1	0	0	0	0	1
		Mortgagor Deceased - In Probate	1	0	0	0	0	1
		Total Credit Grade (3) Exceptions:	74	0	0	0	0	74